Note 11 - Debt (Details) - Scheduled Principal Repayments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Years
December 31, 2015	$ 1,412
December 31, 2016	1,412
December 31, 2017	1,412
December 31, 2018	1,412
December 31, 2019	1,412
December 31, 2020 and thereafter	12,359
Total	$ 19,419